Segment Information - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of operating segments [line items]
Revenue	$ 6,794	$ 6,627
Elimination of intersegment amounts [member]
Disclosure of operating segments [line items]
Revenue	$ 22	$ 23